Condensed Statement of Changes in Shareholders' Equity - USD ($)		Class A ordinary shares	Class B ordinary shares	Additional Paid in Capital	Retained Earnings	Total
Balance at Dec. 31, 2018
Balance, Shares at Dec. 31, 2018
Issuance of Class B ordinary shares to Sponsor	[1]			24,250		25,000
Net income (loss)					(15,517)	(15,517)
Balance at Mar. 31, 2019				24,250	(15,517)	9,483
Balance at Dec. 31, 2018
Balance, Shares at Dec. 31, 2018
Issuance of Class B ordinary shares to Sponsor			$ 750	24,250		25,000
Issuance of Class B ordinary shares to Sponsor, Shares			7,503,750
Consummated ordinary shares value		$ 3,000		283,382,645		283,385,645
Consummated ordinary shares		30,000,000
Sale of 6,750,000 Private Placement Warrants				6,750,000		6,750,000
Sale of 6,750,000 Private Placement Warrants, Shares
Forfeiture of Founder Shares
Forfeiture of Founder Shares, Shares			(3,750)
Ordinary shares subject to possible redemption		$ (2,850)		(289,089,930)		(289,092,780)
Ordinary shares subject to possible redemption, Shares		(28,502,357)
Net income (loss)					3,932,144	3,932,144
Balance at Dec. 31, 2019		$ 150	$ 750	1,066,965	3,932,144	5,000,009
Balance, Shares at Dec. 31, 2019		1,497,643	7,500,000
Net income (loss)					179,260	179,260
Balance at Mar. 31, 2020		$ 155	$ 750	$ 887,694	$ 4,111,404	$ 5,000,003
Balance, Shares at Mar. 31, 2020		1,550,484	7,500,000

[1]	Included an aggregate of up to 978,750 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 9).